Subsequent Events	12 Months Ended
Dec. 31, 2025
SBA Defined Contribution Plan for Citizens and Farmers Bank (the Plan)
Subsequent Events
Subsequent Events

Note 9.     Subsequent Events

There are two types of subsequent events: (1) recognized events, which are events that provide additional evidence about conditions that existed at the date of the financial statements, including the estimates inherent in the process of preparing the financial statements, and (2) nonrecognized events, which are events that provide evidence about conditions that did not exist at the date of the financial statements but arose after that date. The Plan has evaluated subsequent events through June 17, 2026, the date the financial statements were issued.  The Plan did not identify any recognized or nonrecognized subsequent events that would require adjustment to or disclosure in the Plan financial statements.